FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2014
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT [Abstract]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
NOTE 19 -	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

A.	Concentrations of credit risks

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables, derivatives and deposits in escrow.

Most of the Group's cash and cash equivalents, deposits in short-term investments (and investments in trading marketable securities), as of December 31, 2014 and 2013, were deposited with major banks (mostly in Israel). The Company is of the opinion that the credit risk in respect of these balances is immaterial.

Most of the Group's sales are made in Israel, Brazil, Argentina and the United States, to a large number of customers, including insurance companies.  Management periodically evaluates the collectability of the trade receivables to determine the amounts that are doubtful of collection and determine a proper allowance for doubtful accounts.  Accordingly, the Group's trade receivables do not represent a substantial concentration of credit risk.

B.	Foreign exchange risk management

The Group operates internationally, which gives rise to exposure to market risks mainly from changes in exchange rates of foreign currencies in relation to the functional currency of each of the entities of the Group.

During 2013 and 2014, the Company entered into foreign currency forward transactions in order to protect itself against the risk that the eventual cash flows resulting from anticipated transactions (mainly purchases of inventory), denominated in currencies other than the functional currency, will be affected by changes in exchange rates.

During 2013 and 2014, all the financial derivatives were designated and accounted for as hedging instruments.

The following table summarizes a tabular disclosure of (a) fair values of derivative instruments in the balance sheets and (b) the effect of derivative instruments in the statements of income:

Fair values of derivative instruments:

	Asset derivatives
As of December 31, 2014	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other Assets	2,564

	Liability derivatives
As of December 31, 2013	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other liabilities	(568)

Amounts reclassified to statement of income:

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2014		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	68

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of loss recognized in income
Year ended December 31, 2013		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	(295)

As of December 31, 2013 and 2014, the notional amount of forward exchange contracts with respect to cash flow hedge of anticipated transactions amounted to US$ 28.5 million (US$ 1.5 million per month for the next 19 months).

C.	Fair value of financial instruments

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is an exit price, representing the amount that would be received to sell an asset or the amount that would be paid to transfer a liability in an orderly transaction between market participants.

The Company measured cash equivalents and derivative financial instruments at fair value.  Such financial instruments are measured at fair value, on a recurring basis.  The measurement of cash equivalents are classified within Level 1.  The fair value of derivatives generally reflects the estimated amounts that the Company would receive or pay to terminate the contracts at the reporting dates, based on the prevailing currency prices and the relevant interest rates.  Such measurement is classified within Level 2.

The fair value of the financial instruments included in the working capital of the Group (cash and cash equivalents, deposit in escrow, accounts receivable, accounts payable and other current assets and liabilities) approximates their carrying value, due to the short-term maturity of such instruments.

See also Note 1W.

The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2014:

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3

Derivatives
Derivatives designated as hedging instruments	-	2,564	-

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3

Derivatives
Derivatives designated as hedging instruments	-	568	-